Portfolio of Investments	December 31, 2024 (Unaudited)

Anydrus Advantage ETF

Shares		Fair Value ($)

Common Stocks — 20.1%
Communication Services — 1.7%
2,436	Baidu, Inc., ADR(a)	205,379
5,766	JOYY, Inc., ADR(a)	241,308
2,492	NetEase, Inc., ADR	222,311
		668,998
Consumer Discretionary — 1.8%
2,522	Alibaba Group Holding, Ltd., ADR	213,840
1,571	Crocs, Inc.(a)	172,072
1,570	Stride, Inc.(a)	163,170
436	TopBuild Corp.(a)	135,744
		684,826
Energy — 1.3%
752	Cheniere Energy, Inc.	161,582
6,149	Eni SpA, ADR	168,237
12,966	Petroleo Brasileiro SA, ADR	166,743
		496,562
Financials — 1.5%
38,486	FinVolution Group, ADR	261,320
1,373	JPMorgan Chase & Co.	329,122
		590,442
Health Care — 3.8%
2,278	BioNTech SE, ADR(a)	259,577
287	Chemed Corp.	152,053
1,922	Lantheus Holdings, Inc.(a)	171,942
1,271	Neurocrine Biosciences, Inc.(a)	173,492
12,529	Organon & Co.	186,933
203	Regeneron Pharmaceuticals, Inc.(a)	144,603
10,124	Tactile Systems Technology, Inc.(a)	173,424
505	Vertex Pharmaceuticals, Inc.(a)	203,364
		1,465,388
Industrials — 3.4%
3,526	ABB, Ltd., ADR	189,381
2,428	Boise Cascade Co.	288,592
907	Eaton Corp. PLC	301,006
6,146	Euroseas, Ltd.	222,485
2,184	Gibraltar Industries, Inc.(a)	128,638
2,141	Siemens AG, ADR	206,992
		1,337,094
Information Technology — 4.2%
8,464	ACM Research, Inc., Class A(a)	127,806
857	Applied Materials, Inc.	139,374
8,685	Infosys, Ltd., ADR	190,375
6,450	Intel Corp.	129,323
22,821	Materialise NV, ADR(a)	160,660
387	Monolithic Power Systems, Inc.	228,988
1,405	Nice, Ltd., ADR(a)	238,625
1,408	NXP Semiconductors NV	292,652
960	QUALCOMM, Inc.	147,475
		1,655,278
Materials — 0.7%
7,309	Freeport-McMoRan, Inc.	278,327

Portfolio of Investments (continued)	December 31, 2024 (Unaudited)

Anydrus Advantage ETF

Shares		Fair Value ($)

Utilities — 1.7%
4,546	NextEra Energy, Inc.	325,903
3,638	Sempra	319,125
		645,028

Total Common Stocks (Cost $8,203,549)		7,821,943

Exchange-Traded Funds — 78.8%
8,734	abrdn Physical Precious Metals Basket Shares ETF(a)	958,993
42,125	AGF U.S. Market Neutral Anti-Beta Fund ETF	778,470
15,153	BNY Mellon U.S. Large Cap Core Equity ETF	1,698,045
58,306	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	2,429,903
33,787	Convergence Long/Short Equity ETF	774,060
17,043	First Trust Managed Futures Strategy Fund ETF	810,906
116,855	Franklin International Aggregate Bond ETF	2,369,819
33,549	Franklin Systematic Style Premia ETF	802,157
82,411	Invesco Bulletshares 2028 High Yield Corporate Bond ETF	1,786,670
18,037	Invesco S&P 500 Momentum ETF	1,713,695
36,381	Invesco S&P International Developed Momentum ETF	1,478,524
151,230	iShares iBonds Term Treasury ETF	3,356,807
17,963	iShares MSCI USA Min Vol Factor ETF	1,594,935
24,607	NYLI Merger Arbitrage ETF, Class U(a)	811,047
78,200	Schwab 5-10 Year Corporate Bond ETF	1,725,874
58,365	Schwab U.S. Dividend Equity ETF	1,594,532
56,690	Vanguard Intermediate-Term Treasury ETF	3,288,020
26,161	Vanguard Long-Term Treasury ETF	1,448,011
3,563	Vanguard Mega Cap Growth ETF	1,223,570
Total Exchange-Traded Funds (Cost $30,808,612)		30,644,038

Total Investments — 98.9% (Cost $39,012,161)		38,465,981
Other Assets in Excess of Liabilities — 1.1%		437,674
Net Assets — 100.0%		38,903,655

(a)	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard and Poor’s